30. EMPLOYEE BENEFITS (Details 9) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Allocation of plan assets	R$ 3,766,193	R$ 3,894,488	R$ 3,403,906
Allocation of plan assets percent	100.00%	100.00%	100.00%
Variable Income [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets	R$ 54,285	R$ 25,236	R$ 141,705
Allocation of plan assets percent	1.44%	0.65%	4.16%
Fixed income [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets	R$ 3,438,735	R$ 3,607,398	R$ 3,050,099
Allocation of plan assets percent	91.31%	92.63%	89.61%
Real estate [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets	R$ 182,145	R$ 183,098	R$ 52,091
Allocation of plan assets percent	4.84%	4.70%	1.53%
Others [member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets	R$ 91,028	R$ 78,756	R$ 160,011
Allocation of plan assets percent	2.42%	2.02%	4.70%